Fair Value Measurements - Summary of Fair Value Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Digital currencies	$ 199,920	$ 616,352	$ 199
Derivative Liabilities			23,231,938	$ 3,794,153
Derivative liabilities for shortfall of shares			14,915,419
Convertible notes inclusive of derivative liabilities			3,283,034	$ 1,712,864
Level 1 [Member]
Digital currencies	199,920	616,352	199
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Level 2 [Member]
Digital currencies
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Level 3 [Member]
Digital currencies
Derivative Liabilities			23,231,938
Derivative liabilities for shortfall of shares			14,915,419
Convertible notes inclusive of derivative liabilities			$ 3,283,034